Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 – INVENTORY
	March 31, 2022	December 31, 2021
Raw materials	$99,319	$93,190
Parts	11,857	11,857
Finished goods	44,676	41,043
Total	$155,852	$146,090
NOTE 4 – INVENTORY
	December 31, 2021	December 31, 2020
Raw materials	$93,190	$20,608
Parts	11,857	2,349
Finished goods	41,043	21,947
Total	$146,090	$44,904